INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
INTEREST EXPENSE [Text Block]

NOTE 11 – INTEREST EXPENSE

The Company receives bank acceptances from its customers and discounts the bank acceptances in banks and borrows funds from third parties in order to enhance cash flow. .Interest expense for years ended December 31, 2011 and 2010 as follows:

	Year ended December 31,
	2011	2010
Bank acceptance discount expenses	$1,733,864	$876,492
Other interest expenses	648,190	-
Total interest expenses	$2,382,054	$876,492